Neuberger Berman Advisers Management Trust

Supplement to the Prospectus Dated May 1, 2008

Real Estate Portfolio
S Class

The following replaces the section entitled "Portfolio Managers" on page 9 of the Prospectus:

PORTFOLIO MANAGERS

Steve S. Shigekawa, a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC, has been a co-portfolio manager of the Fund since October 2008 and was an associate portfolio manager of the Fund from 2005 to 2008. Prior to that, he was an analyst with the firm covering REIT securities since 2002.

Brian Jones, CFA, a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC, has been a co-portfolio manager of the Fund since October 2008. After joining the firm in 1999, he was an associate analyst. In 2003, he became an analyst covering REIT securities and was named an associate portfolio manager for separately managed accounts investing in REIT securities in 2007.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

The date of this supplement is October 29, 2008.

                                               NEUBERGER BERMAN
                                               Neuberger Berman Management, LLC
                                               605 Third Avenue 2nd Floor
                                               New York, NY 10158-0180
                                               Shareholder Services
                                               800.877.9700
                                               Institutional Services
                                               800.366.6264
                                               www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                    Supplement dated October 29, 2008 to the
          Statement of Additional Information ("SAI") dated May 1, 2008

                         Real Estate Portfolio (S Class)

         Effective immediately, all references to Steven Brown in the SAI are hereby deleted. On page 90, under the heading "Other Accounts Managed," the information pertaining to Mr. Brown and Steve S. Shigekawa is hereby deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------------
Name of                               Registered Investment       Pooled Investment
Portfolio        Fund(s) Managed by   Companies Managed by        Vehicles Managed by       Other Accounts Managed
Manager          Portfolio Manager    Portfolio Manager           Portfolio Manager         by Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
                                                 Total Assets              Total Assets                 Total Assets
                                      Number     (in millions)     Number (in millions)     Number      (in millions)
--------------------------------------------------------------------------------------------------------------------
Steve S.         Real Estate
Shigekawa*       Portfolio                 5        $976.5          -            -            5            $51
--------------------------------------------------------------------------------------------------------------------
Brian Jones      Real Estate
                 Portfolio                 5        $976.5          -            -            5            $51
--------------------------------------------------------------------------------------------------------------------

* As of September 30, 2008.

         Additionally, on page 93 of the SAI, under the heading "Securities Ownership," the information pertaining to Mr. Brown and Mr. Shigekawa is hereby deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------------
Name of Portfolio Manager           Fund(s) Managed by Portfolio Manager      Dollar Range of Securities Owned
----------------------------------------------------------------------------------------------------------------------
Steve S. Shigekawa                  Real Estate Portfolio                     None
----------------------------------------------------------------------------------------------------------------------
Brian Jones                         Real Estate Portfolio                     None
----------------------------------------------------------------------------------------------------------------------